Defiance Daily Target 2X Long UMAC ETF

Schedule of Investments

June 30, 2026 (Unaudited)

SHORT-TERM INVESTMENTS - 57.5%
Money Market Funds - 49.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(a)(b)	537,388	$537,388

U.S. Treasury Bills - 8.2%	Principal Amount	Value
U.S. Treasury Bill, 7/23/2026, 3.50%(c)(d)	$90,000	89,802

TOTAL SHORT-TERM INVESTMENTS (Cost $627,193)		627,190

TOTAL INVESTMENTS - 57.5% (Cost $627,193)		$627,190
Other Assets in Excess of Liabilities - 42.5%		463,775
TOTAL NET ASSETS - 100.0%		$1,090,965

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown is the annualized effective yield as of June 30, 2026.
(d)	All or a portion of this security has been pledged as collateral for total return swap contracts. As of June 30, 2026, the total value of securities pledged as collateral is $89,752.

Defiance Daily Target 2X Long UMAC ETF

Schedule of Total Return Swaps Contracts

June 30, 2026 (Unaudited)

TOTAL RETURN SWAPS - 7.7%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Unusual Machines, Inc.	Clear Street LLC	Receive	OBFR + 15.00%	Termination(a)	07/25/2028	$372,343	$18,931
Unusual Machines, Inc.	Jane Street Execution Services, LLC	Receive	OBFR + 15.00%	Termination(a)	06/21/2033	334,500	1,734
Unusual Machines, Inc.	National Bank of Canada Financial, Inc.	Receive	OBFR + 40.00%	Termination(b)	01/31/2033	334,500	1,733
Unusual Machines, Inc.	Nomura Securities International, Inc.	Receive	OBFR + 22.50%	Termination(c)	03/31/2033	334,500	1,733
Unusual Machines, Inc.	Cantor Fitzgerald & Co.	Receive	OBFR + 25.00%	Termination(d)	11/30/2029	437,816	12,485
Unusual Machines, Inc.	Marex Capital Markets, Inc.	Receive	OBFR + 4.00%	Termination(e)	06/16/2033	367,950	47,102
							83,718

Net Unrealized Appreciation (Depreciation)							$83,718

OBFR - Overnight Bank Funding Rate was 3.63% as of June 30, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.
(b)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(c)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.